Panagram AAA CLO ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 93.5% (a)	Par	Value
Bermuda - 1.0%
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, 6.10% (3 mo. Term SOFR + 1.48%), 04/20/2037 (b)	$850,000	$855,507

Cayman Islands - 82.7%(c)
AGL CLO 12 Ltd., Series 2021-12A, Class A1, 6.04% (3 mo. Term SOFR + 1.42%), 07/20/2034 (b)	800,000	800,687
Aimco CLO 10 Ltd., Series 2019-10A, Class ARR, 6.04% (3 mo. Term SOFR + 1.41%), 07/22/2037 (b)	900,000	903,272
Apidos CLO XXXII Ltd., Series 2019-32A, Class A1R, 5.72% (3 mo. Term SOFR + 1.10%), 01/20/2033 (b)	1,000,000	1,001,750
Apidos CLO XXXVII Ltd., Series 2021-37A, Class A, 6.02% (3 mo. Term SOFR + 1.39%), 10/22/2034 (b)	1,500,000	1,504,094
Ares LVI CLO Ltd., Series 2020-56A, Class AR, 6.05% (3 mo. Term SOFR + 1.42%), 10/25/2034 (b)	2,000,000	2,001,774
Ares LXI CLO Ltd., Series 2021-61A, Class A1R, 6.15% (3 mo. Term SOFR + 1.53%), 04/20/2037 (b)	1,500,000	1,510,947
Ares XLI CLO Ltd., Series 2016-41A, Class AR2, 5.99% (3 mo. Term SOFR + 1.33%), 04/15/2034 (b)	900,000	901,767
Bain Capital Credit CLO 2017-2 Ltd., Series 2017-2A, Class A1R3, 6.03% (3 mo. Term SOFR + 1.40%), 07/25/2037 (b)	2,000,000	2,010,894
Bain Capital Credit CLO 2024-2 Ltd., Series 2024-2A, Class A1, 6.18% (3 mo. Term SOFR + 1.52%), 07/15/2037 (b)	3,000,000	3,021,168
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A1, 6.07% (3 mo. Term SOFR + 1.41%), 01/15/2035 (b)	1,115,000	1,116,516
Basswood Park CLO Ltd., Series 2021-1A, Class A, 5.88% (3 mo. Term SOFR + 1.26%), 04/20/2034 (b)	1,250,000	1,251,370
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1RR, 6.09% (3 mo. Term SOFR + 1.47%), 04/20/2034 (b)	2,000,000	2,005,108
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, 6.09% (3 mo. Term SOFR + 1.43%), 10/15/2034 (b)	1,000,000	1,001,235
Carlyle US CLO 2020-2 Ltd., Series 2020-2A, Class A1R, 6.03% (3 mo. Term SOFR + 1.40%), 01/25/2035 (b)	900,000	901,690
Carlyle US CLO 2021-2 Ltd., Series 2021-2A, Class A1, 5.96% (3 mo. Term SOFR + 1.34%), 04/20/2034 (b)	2,055,000	2,058,929
Carlyle US CLO 2021-4 Ltd., Series 2021-4A, Class A1, 5.99% (3 mo. Term SOFR + 1.37%), 04/20/2034 (b)	1,200,000	1,203,697
CIFC Funding 2017-I Ltd., Series 2017-1A, Class ARR, 6.17% (3 mo. Term SOFR + 1.55%), 04/21/2037 (b)	835,000	841,778
CIFC Funding 2020-II Ltd., Series 2020-2A, Class AR, 6.05% (3 mo. Term SOFR + 1.43%), 10/20/2034 (b)	1,500,000	1,501,696
CIFC Funding 2020-IV Ltd., Series 2020-4A, Class A, 6.24% (3 mo. Term SOFR + 1.58%), 01/15/2034 (b)	800,000	801,520
CIFC Funding 2022-II Ltd., Series 2022-2A, Class A1, 5.94% (3 mo. Term SOFR + 1.32%), 04/19/2035 (b)	800,000	802,352
Clover CLO 2020-1 Ltd., Series 2020-1A, Class A1RR, 6.05% (3 mo. Term SOFR + 1.39%), 07/15/2037 (b)	1,000,000	1,005,233
Elmwood CLO 26 Ltd., Series 2024-1A, Class A1, 6.13% (3 mo. Term SOFR + 1.50%), 04/18/2037 (b)	850,000	855,800
Elmwood CLO V Ltd., Series 2020-2A, Class ARR, 6.38% (3 mo. Term SOFR + 1.37%), 10/20/2037 (b)	1,500,000	1,506,386
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, 5.93% (3 mo. Term SOFR + 1.36%), 10/15/2037 (b)	900,000	905,030
Flatiron CLO 25 Ltd., Series 2024-2A, Class A, 5.62% (3 mo. Term SOFR + 1.35%), 10/17/2037 (b)	3,000,000	3,015,993
Generate CLO Ltd., Series 2024-17A, Class A1, 6.53% (3 mo. Term SOFR + 1.40%), 10/22/2037 (b)	3,000,000	3,014,904
Goldentree Loan Management US CLO 22 Ltd., Series 2024-22A, Class A, 5.94% (3 mo. Term SOFR + 1.33%), 10/20/2037 (b)	3,000,000	3,012,585
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class AR, 5.94% (3 mo. Term SOFR + 1.32%), 04/20/2035 (b)	1,250,000	1,248,406
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, 6.00% (3 mo. Term SOFR + 1.38%), 04/20/2034 (b)	900,000	902,709
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, 6.50% (3 mo. Term SOFR + 1.85%), 07/17/2036 (b)	2,000,000	2,008,342
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, 6.01% (3 mo. Term SOFR + 1.36%), 07/16/2037 (b)	900,000	904,263
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class A1RR, 6.02% (3 mo. Term SOFR + 1.37%), 10/16/2037 (b)	2,000,000	2,010,160
Magnetite XXVII Ltd., Series 2020-28A, Class AR, 6.01% (3 mo. Term SOFR + 1.39%), 01/20/2035 (b)	1,000,000	1,000,277
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class A1R, 6.15% (3 mo. Term SOFR + 1.53%), 04/20/2038 (b)	1,250,000	1,258,413
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class A, 6.04% (3 mo. Term SOFR + 1.39%), 07/17/2035 (b)	900,000	901,678
OCP CLO 2019-17 Ltd., Series 2019-17A, Class AR2, 6.02% (3 mo. Term SOFR + 1.40%), 07/20/2037 (b)	1,250,000	1,255,671
OCP CLO 2021-22 Ltd., Series 2021-22A, Class AR, 5.91% (3 mo. Term SOFR + 1.35%), 10/20/2037 (b)	3,000,000	3,016,332
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class A1R2, 6.05% (3 mo. Term SOFR + 1.42%), 07/18/2037 (b)	2,000,000	2,010,774
OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 6.02% (3 mo. Term SOFR + 1.39%), 01/18/2036 (b)	800,000	801,428
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 6.13% (3 mo. Term SOFR + 1.35%), 10/18/2037 (b)	3,000,000	3,016,176
OHA Credit Partners XVI Ltd., Series 2021-16A, Class AR, 5.98% (3 mo. Term SOFR + 1.35%), 10/18/2037 (b)	1,975,000	1,985,801
Palmer Square CLO 2019-1 Ltd., Series 2019-1A, Class A1R, 5.93% (3 mo. Term SOFR + 1.41%), 11/14/2034 (b)	890,000	892,825
Palmer Square CLO 2023-1 Ltd., Series 2023-1A, Class A, 6.52% (3 mo. Term SOFR + 1.90%), 01/20/2036 (b)	2,000,000	2,006,744
Palmer Square CLO Ltd., Series 2024-3A, Class A, 6.54% (3 mo. Term SOFR + 1.35%), 07/20/2037 (b)	1,500,000	1,505,693
Reese Park CLO Ltd., Series 2020-1A, Class AR, 6.05% (3 mo. Term SOFR + 1.39%), 10/15/2034 (b)	800,000	801,024
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, 6.02% (3 mo. Term SOFR + 1.36%), 01/15/2034 (b)	1,500,000	1,502,663
Rockland Park CLO Ltd., Series 2021-1A, Class A, 6.00% (3 mo. Term SOFR + 1.38%), 04/20/2034 (b)	1,200,000	1,203,697
Sixth Street CLO XV Ltd., Series 2020-15A, Class AR, 6.20% (3 mo. Term SOFR + 1.37%), 10/24/2037 (b)	1,000,000	1,003,496
Wellman Park CLO Ltd., Series 2021-1A, Class AR, 6.01% (3 mo. Term SOFR + 1.35%), 07/15/2037 (b)	1,200,000	1,204,550
		72,899,297

Jersey - 9.8%
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 6.41% (3 mo. Term SOFR + 1.75%), 10/15/2036 (b)	2,000,000	2,013,592
Birch Grove CLO 8 Ltd., Series 2024-8A, Class A1, 6.25% (3 mo. Term SOFR + 1.63%), 04/20/2037 (b)	900,000	907,988
Danby Park CLO Ltd., Series 2022-1A, Class AR, 5.98% (3 mo. Term SOFR + 1.36%), 10/21/2037 (b)	2,000,000	2,010,358
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, 5.97% (3 mo. Term SOFR + 1.34%), 04/22/2035 (b)	880,000	881,574
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class AR, 5.99% (3 mo. Term SOFR + 1.35%), 10/24/2038 (b)	2,000,000	2,014,300
Symphony CLO 35 Ltd., Series 2022-35A, Class AR, 6.34% (3 mo. Term SOFR + 1.70%), 10/24/2036 (b)	850,000	854,210
		8,682,022
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $82,107,711)		82,436,826

TOTAL INVESTMENTS - 93.5% (Cost $82,107,711)		82,436,826
Money Market Deposit Account - 5.7% (d)		5,046,427
Other Assets in Excess of Liabilities - 0.8%		663,502
TOTAL NET ASSETS - 100.0%		$88,146,755
two		–%
Percentages are stated as a percent of net assets.		–%

SOFR - Secured Overnight Financing Rate

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2024.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $82,436,826 or 93.5% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of November 30, 2024 was 4.38%.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Panagram Structured Asset Management, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$–	$82,436,826	$–	$82,436,826
Total Investments	$–	$82,436,826	$–	$82,436,826

Refer to the Schedule of Investments for further disaggregation of investment categories.